Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Performance Vested Awards Return on Investment Targets

The Performance Vested awards vest in the event of a Transaction, as defined in the agreements, whereby CCMP’s net proceeds from the Transaction yield certain target returns on investment, as shown in the following table:

Return on investment target	Shares vested
200% per share	20% of shares multiplied by the Vesting Fraction
250% per share	40% of shares multiplied by the Vesting Fraction
300% per share	60% of shares multiplied by the Vesting Fraction
350% per share	80% of shares multiplied by the Vesting Fraction
400% per share	100% of shares multiplied by the Vesting Fraction

Effective January 1, 2013, we amended and restated all outstanding Performance Vested awards to reflect that (i) those shares which would vest if CCMP receives net proceeds from a Transaction that yields a return of at least 400% per share were removed from the initial Performance Vested awards and an equal amount were granted effective as of January 1, 2013 under Time Vesting awards; and (ii) the remaining number of shares subject to the initial Performance Vested awards were reallocated among the five targets for vesting. These vesting targets will apply for any new grants of Performance Vested awards. Any shares of Performance Vested awards not vested on a Separation Date will be forfeited as of the Separation Date.

Return on Investment Target	Target Shares Vested
175% per share	20% of shares multiplied by the Vesting Fraction
200% per share	20% of shares multiplied by the Vesting Fraction
250% per share	20% of shares multiplied by the Vesting Fraction
300% per share	20% of shares multiplied by the Vesting Fraction
350% per share	20% of shares multiplied by the Vesting Fraction

Variables and Assumptions Used to Value Performance Vested Awards

The Monte Carlo simulation method was used to value the Performance Vested awards. A Monte Carlo simulation allows for the analysis of a complex security through statistical measures applied to a model that is simulated thousands of times to build distributions of potential outcomes. The variables and assumptions used in this calculation were as follows:

	2012	2011	2010
Risk free interest rate	0.25% to 1.21%	0.29% to 3.04%	0.44% to 3.65%
Expected volatility	42% to 50%	45%	55%
Expected life	6 years	7 years	8 years
Expected dividends	$—	$—	$—

Recognized Stock-Based Compensation Expense

A portion of stock-based compensation cost associated with employees involved in our acquisition, exploration, and development activities has been capitalized as part of our oil and natural gas properties. The remaining cost is reflected in lease operating and general and administrative expenses in the consolidated statements of operations. We recognized stock-based compensation expense as follows for the years ended December 31:

	2012	2011	2010
Stock-based compensation cost	$4,982	$6,042	$3,980
Less: stock-based compensation cost capitalized	(1,917)	(2,295)	(1,380)

Stock-based compensation expense	$3,065	$3,747	$2,600

Recognized tax benefit associated with stock-based compensation	$1,230	$1,547	$1,076

Phantom Share And RSU
Summary of Phantom Stock, RSU, and Restricted Stock Activity

A summary of our phantom stock and RSU activity during the three years ended December 31, 2012 is presented in the following table:

	Phantom Plan			RSU Plan
	Weighted average grant date fair value	Phantom shares	Vest date fair value	Weighted average grant date fair value	Restricted Stock Units
	(per share)			(per share)
Unvested and outstanding at January 1, 2010	$12.77	175,482		$—	—
Granted	$23.93	18,841		$—	—
Vested	$9.17	(59,652)	$1,442	$—	—
Forfeited	$13.63	(7,812)		$—	—

Unvested and outstanding at December 31, 2010	$16.04	126,859		$—	—
Granted	$18.55	37,316		$—	—
Vested	$17.91	(17,064)	309	$—	—
Forfeited	$16.98	(21,343)		$—	—

Unvested and outstanding at December 31, 2011	$16.37	125,768		$—	—
Granted	$—	—		$17.07	177,026
Vested	$14.38	(26,908)	431	$—	—
Forfeited	$17.18	(14,096)		$16.80	(25,117)

Unvested and outstanding at December 31, 2012	$16.87	84,764		$17.12	151,909

Restricted Stock
Summary of Phantom Stock, RSU, and Restricted Stock Activity

A summary of our Time and Performance award activity during the three years ended December 31, 2012 is presented in the following table:

	Time Vested			Performance Vested
	Weighted average grant date fair value	Restricted shares	Vest date fair value	Weighted average grant date fair value	Restricted shares
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2010	$—	—		$—	—
Granted	$684.15	10,049		$295.10	41,297
Vested	$—	—	$—	$—	—
Forfeited	$—	—		$—	—

Unvested and outstanding at December 31, 2010	$684.15	10,049		$295.10	41,297
Granted	$674.33	4,030		$307.00	13,612
Vested	$684.15	(2,010)	$1,351	$—	—
Forfeited	$684.15	(484)		$295.10	(1,811)

Unvested and outstanding at December 31, 2011	$680.74	11,585		$298.15	53,098
Granted	$572.70	2,444		$394.00	15,050
Vested	$681.41	(2,673)	$1,980	$—	—
Forfeited	$684.43	(1,875)		$295.96	(12,324)

Unvested and outstanding at December 31, 2012	$651.97	9,481		$298.15	55,824